Fair Value	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE	FAIR VALUE
The fair value of current financial assets and liabilities, debt service reserves, and other deposits approximate their reported carrying amounts. The estimated fair values of the Company's assets and liabilities have been determined using available market information. Because these amounts are estimates and based on hypothetical transactions to sell assets or transfer liabilities, the use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
Valuation Techniques — The fair value measurement accounting guidance describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach, (2) income approach, and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on current market expectations of the return on those future amounts. The cost approach is based on the amount that would currently be required to replace an asset. The Company measures its investments and derivatives at fair value on a recurring basis. Additionally, in connection with annual or event-driven impairment evaluations, certain nonfinancial assets and liabilities are measured at fair value on a nonrecurring basis. These include long-lived tangible assets (i.e., property, plant and equipment), goodwill, and intangible assets (e.g., sales concessions, land use rights and water rights, etc.). In general, the Company determines the fair value of investments and derivatives using the market approach and the income approach, respectively. In the nonrecurring measurements of nonfinancial assets and liabilities, all three approaches are considered; however, the value estimated under the income approach is often the most representative of fair value.
Investments — The Company's investments measured at fair value generally consist of marketable debt and equity securities. Equity securities are either measured at fair value using quoted market prices or based on comparisons to market data obtained for similar assets. Debt securities primarily consist of unsecured debentures and certificates of deposit held by our Brazilian subsidiaries. Returns and pricing on these instruments are generally indexed to the market interest rates in Brazil. Debt securities are measured at fair value based on comparisons to market data obtained for similar assets.
Derivatives — Derivatives are measured at fair value using quoted market prices or the income approach utilizing volatilities, spot and forward benchmark interest rates (such as LIBOR, SOFR, and EURIBOR), foreign exchange rates, credit data, and commodity prices, as applicable. When significant inputs are not observable, the Company uses relevant techniques to determine the inputs, such as regression analysis or prices for similarly traded instruments available in the market.
The Company's methodology to fair value its derivatives is to start with any observable inputs; however, in certain instances the published forward rates or prices may not extend through the remaining term of the contract, and management must make assumptions to extrapolate the curve, which necessitates the use of unobservable inputs, such as proxy commodity prices or historical settlements to forecast forward prices. Specifically, where there is limited forward curve data with respect to foreign exchange contracts beyond the traded points, the Company utilizes the interest rate differential approach to construct the remaining portion of the forward curve. Similarly, in certain instances, the spread that reflects the credit or nonperformance risk is unobservable, requiring the use of proxy yield curves of similar credit quality.
To determine the fair value of a derivative, cash flows are discounted using the relevant spot benchmark interest rate. The Company then makes a credit valuation adjustment ("CVA"), as applicable, by further discounting the cash flows for nonperformance or credit risk based on the observable or estimated debt spread of the Company's subsidiary or its counterparty and the tenor of the respective derivative instrument. The CVA for potential future scenarios in which the derivative is in an asset position is based on the counterparty's credit ratings, credit default swap spreads, and debt spreads, as available. The CVA for potential future scenarios in which the derivative is in a liability position is based on the Parent Company's or the subsidiary's current debt spread. In the absence of readily obtainable credit information, the Parent Company's or the subsidiary's estimated credit rating (based on applying a standard industry model to historical financial information and then considering other relevant information) and spreads of comparably rated entities or the respective country's debt spreads are used as a proxy. All derivative instruments are analyzed individually and are subject to unique risk exposures.
The fair value hierarchy of an asset or a liability is based on the level of significance of the input assumptions. An input assumption is considered significant if it affects the fair value by at least 10%. Assets and liabilities are classified as Level 3 when the use of unobservable inputs is significant. When the use of unobservable inputs is insignificant, assets and liabilities are classified as Level 2. Transfers between Level 3 and Level 2 result from changes in significance of unobservable inputs used to calculate the CVA.
Debt — Recourse and non-recourse debt are carried at amortized cost. The fair value of recourse debt is estimated based on quoted market prices. The fair value of non-recourse debt is estimated based upon interest rates and other features of the loan. In general, the carrying amount of variable rate debt is a close approximation of its fair value. For fixed rate loans, the fair value is estimated using quoted market prices or discounted cash flow ("DCF") analyses. The fair value of recourse and non-recourse debt excludes accrued interest at the valuation date. The fair value was determined using available market information as of December 31, 2022. The Company is not aware of any factors that would significantly affect the fair value amounts subsequent to December 31, 2022.
Nonrecurring measurements — For nonrecurring measurements derived using the income approach, fair value is generally determined using valuation models based on the principles of DCF. The income approach is most often used in the impairment evaluation of long-lived tangible assets, equity method investments, goodwill, and intangible assets. Where the use of market observable data is limited or not available for certain input assumptions, the Company develops its own estimates using a variety of techniques such as regression analysis and extrapolations. Depending on the complexity of a valuation, an independent valuation firm may be engaged to assist management in the valuation process.
For nonrecurring measurements derived using the market approach, recent market transactions involving the sale of identical or similar assets are considered. The use of this approach is limited because it is often difficult to identify sale transactions of identical or similar assets. This approach is used in impairment evaluations of certain intangible assets. Otherwise, it is used to corroborate the fair value determined under the income approach.
For nonrecurring measurements derived using the cost approach, fair value is typically based upon a replacement cost approach. This approach involves a considerable amount of judgment, which is why its use is limited to the measurement of long-lived tangible assets. Like the market approach, this approach is also used to corroborate the fair value determined under the income approach.
Fair Value Considerations — In determining fair value, the Company considers the source of observable market data inputs, liquidity of the instrument, the credit risk of the counterparty, and the risk of the Company's or its counterparty's nonperformance. The conditions and criteria used to assess these factors are:
Sources of market assumptions — The Company derives most of its market assumptions from market efficient data sources (e.g., Bloomberg and Reuters). To determine fair value where market data is not readily available, management uses comparable market sources and empirical evidence to develop its own estimates of market assumptions.
Market liquidity — The Company evaluates market liquidity based on whether the financial or physical instrument, or the underlying asset, is traded in an active or inactive market. An active market exists if the prices are fully transparent to market participants, can be measured by market bid and ask quotes, the market has a relatively large proportion of trading volume as compared to the Company's current trading volume, and the market has a significant number of market participants that will allow the market to rapidly absorb the quantity of assets traded without significantly affecting the market price. Another factor the Company considers when determining whether a market is active or inactive is the presence of government or regulatory controls over pricing that could make it difficult to establish a market-based price when entering into a transaction.
Nonperformance risk — Nonperformance risk refers to the risk that an obligation will not be fulfilled and affects the value at which a liability is transferred or an asset is sold. Nonperformance risk includes, but may not be limited to, the Company's or its counterparty's credit and settlement risk. Nonperformance risk adjustments are dependent on credit spreads, letters of credit, collateral, other arrangements available, and the nature of master netting arrangements. The Company is party to various interest rate swaps and options, foreign currency options and forwards, and derivatives and embedded derivatives, which subject the Company to nonperformance risk. The financial and physical instruments held at the subsidiary level are generally non-recourse to the Parent Company.
Nonperformance risk on the investments held by the Company is incorporated in the fair value derived from quoted market data to mark the investments to fair value.
Recurring Measurements — The following table presents, by level within the fair value hierarchy as described in Note 1—General and Summary of Significant Accounting Policies, the Company's financial assets and liabilities that were measured at fair value on a recurring basis as of the dates indicated (in millions). For the Company's investments in marketable debt securities, the security classes presented were determined based on the nature and risk of the security and are consistent with how the Company manages, monitors, and measures its marketable securities:

	December 31, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
DEBT SECURITIES:
Available-for-sale:
Unsecured debentures	$—	$—	$—	$—	$—	$—	$—	$—
Certificates of deposit	—	698	—	698	—	199	—	199
Government debt securities	—	3	—	3	—	—	—	—
Total debt securities	—	701	—	701	—	199	—	199
EQUITY SECURITIES:
Mutual funds	38	—	—	38	31	13	—	44
Total equity securities	38	—	—	38	31	13	—	44
DERIVATIVES:
Interest rate derivatives	—	314	—	314	—	51	2	53
Cross-currency derivatives	—	—	—	—	—	5	—	5
Foreign currency derivatives	—	22	64	86	—	29	108	137
Commodity derivatives	—	232	13	245	—	32	6	38
Total derivatives — assets	—	568	77	645	—	117	116	233
TOTAL ASSETS	$38	$1,269	$77	$1,384	$31	$329	$116	$476
Liabilities
DERIVATIVES:
Interest rate derivatives	$—	$6	$—	$6	$—	$286	$8	$294
Cross-currency derivatives	—	42	—	42	—	11	—	11
Foreign currency derivatives	—	20	—	20	—	35	—	35
Commodity derivatives	—	346	60	406	—	37	7	44
Total derivatives — liabilities	—	414	60	474	—	369	15	384
TOTAL LIABILITIES	$—	$414	$60	$474	$—	$369	$15	$384
As of December 31, 2022, all available-for-sale debt securities had stated maturities within one year. For the years ended December 31, 2022 and 2021, no impairments of marketable securities were recognized in earnings or Other Comprehensive Income (Loss). Gains and losses on the sale of investments are determined using the specific-identification method. The following table presents gross proceeds from sale of available-for-sale securities for the periods indicated (in millions):

Year Ended December 31,	2022	2021	2020
Gross proceeds from sale of available-for-sale securities	$1,065	$578	$582
The following tables present a reconciliation of net derivative assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2022 and 2021 (presented net by type of derivative in millions). Transfers between Level 3 and Level 2 principally result from changes in the significance of unobservable inputs used to calculate the credit valuation adjustment.

Year Ended December 31, 2022	Interest Rate	Cross Currency	Foreign Currency	Commodity	Total
Balance at January 1	$(6)	$—	$108	$(1)	$101
Total realized and unrealized gains (losses):
Included in earnings	4	—	(26)	—	(22)
Included in other comprehensive income — derivative activity	15	—	(6)	(54)	(45)
Included in regulatory (assets) liabilities	—	—	—	8	8
Settlements	(2)	—	(12)	2	(12)
Transfers of assets/(liabilities), net into Level 3	(1)	—	—	—	(1)
Transfers of (assets)/liabilities, net out of Level 3	(10)	—	—	(2)	(12)
Balance at December 31	$—	$—	$64	$(47)	$17
Total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities held at the end of the period	$3	$—	$(34)	$5	$(26)

Year Ended December 31, 2021	Interest Rate	Cross Currency	Foreign Currency	Commodity	Total
Balance at January 1	$(236)	$(2)	$146	$2	$(90)
Total realized and unrealized gains (losses):
Included in earnings	13	(10)	(7)	(1)	(5)
Included in other comprehensive income — derivative activity	4	—	(3)	(5)	(4)
Included in regulatory (assets) liabilities	—	—	—	1	1
Settlements	216	3	(28)	(1)	190
Transfers of assets/(liabilities), net into Level 3	(3)	—	—	3	—
Transfers of (assets)/liabilities, net out of Level 3	—	9	—	—	9
Balance at December 31	$(6)	$—	$108	$(1)	$101
Total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities held at the end of the period	$2	$4	$(35)	$—	$(29)
The following table summarizes the significant unobservable inputs used for the Level 3 derivative assets (liabilities) as of December 31, 2022 (in millions, except range amounts):

Type of Derivative	Fair Value	Unobservable Input	Amount or Range (Weighted Average)
Foreign currency:
Argentine peso	$64	Argentine peso to USD currency exchange rate after one year	323 - 742 (547)
Commodity:
CAISO Energy Swap	(59)	Forward energy prices per MWh after 2030	$7.06 - $64.78 ($34.71)
Other	12
Total	$17
For the Argentine peso foreign currency derivatives, increases (decreases) in the estimate of the above exchange rate would increase (decrease) the value of the derivative. For the CAISO Energy Swap, increases (decreases) in the estimate above would decrease (increase) the value of the derivative.
Nonrecurring Measurements
The Company measures fair value using the applicable fair value measurement guidance. Impairment expense is measured by comparing the fair value at the evaluation date to the then-latest available carrying amount. The following table summarizes our major categories of assets measured at fair value on a nonrecurring basis and their level within the fair value hierarchy (in millions):

Year Ended December 31, 2022	Measurement Date	Carrying Amount (1)	Fair Value			Pre-tax Loss
Assets			Level 1	Level 2	Level 3
Long-lived assets held and used: (2)
Maritza	4/30/2022	$920	$—	$—	$452	$468
TEG TEP	10/1/2022	504	—	—	311	193
Held-for-sale businesses: (3)
Jordan (4)	9/30/2022	$216	$—	$170	$—	$51
Jordan (4)	12/31/2022	190	—	170	—	25
Goodwill: (5)
AES Andes	10/1/2022	$644	$—	$—	$—	$644
AES El Salvador	10/1/2022	133	—	—	—	133
Equity method investments: (6)
sPower	12/31/2022	$607	$—	$—	$432	$175

Year Ended December 31, 2021	Measurement Date	Carrying Amount (1)	Fair Value			Pre-tax Loss
Assets			Level 1	Level 2	Level 3
Long-lived assets held and used: (2)
Puerto Rico	3/31/2021	$548	$—	$—	$73	$475
Mountain View I & II	4/30/2021	78	—	—	11	67
Ventanas 3 & 4	6/30/2021	661	—	—	12	649
Angamos	6/30/2021	241	—	—	86	155
Buffalo Gap III	12/31/2021	91	—	—	—	91
Buffalo Gap II	12/31/2021	73	—	—	—	73
Buffalo Gap I	12/31/2021	29	—	—	—	29
Dispositions and held-for-sale businesses: (3)
Estrella del Mar I	9/30/2021	$17	$—	$6	$—	$11
Alto Maipo (7)	11/30/2021	2,339	—	—	2,043	—
_____________________________
(1)Represents the carrying values at the dates of initial measurement, before fair value adjustment.
(2)See Note 22—Asset Impairment Expense for further information.
(3)See Note 24—Held-for-Sale and Dispositions for further information.
(4)The pre-tax loss recognized was calculated using the $170 million fair value of the Jordan disposal group less cost to sell of $5 million.
(5)See Note 9—Goodwill and Other Intangible Assets for further information.
(6)See Note 8—Investments in and Advances to Affiliates for further information.
(7)Fair value measurement performed for purposes of allocating $224 million of goodwill to the carrying amount of Alto Maipo in determining the loss on disposal. The goodwill allocation was determined based on the relative fair value of Alto Maipo, which was included in the AES Andes reporting unit. Note that the pre-tax loss column excludes the loss on disposal as this fair value measurement is only one component of such loss. See Note 24—Held-for-Sale and Dispositions for further information.
The following table summarizes the significant unobservable inputs used in the Level 3 measurement of long-lived assets held and used and equity method investments measured on a nonrecurring basis during the year ended December 31, 2022 (in millions, except range amounts):

December 31, 2022	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Long-lived assets held and used:
Maritza	$452	Discounted cash flow	Annual revenue growth	(66)% to 11% (-11%)
			Annual variable margin	(66)% to 23% (-1%)
			Discount rate	20% to 25% (21%)
TEG TEP	311	Discounted cash flow	Annual revenue growth	(15)% to 2% (0%)
			Annual variable margin	36% to 43% (37%)
			Discount rate	13% to 20% (15%)
Equity method investments:
sPower	432	Discounted cash flow	Annual dividend growth	(36)% to 41% (2%)
			Discount rate	7%
Total	$1,195
Financial Instruments not Measured at Fair Value in the Consolidated Balance Sheets
The following table presents (in millions) the carrying amount, fair value, and fair value hierarchy of the Company's financial assets and liabilities that are not measured at fair value in the Consolidated Balance Sheets as of the periods indicated, but for which fair value is disclosed:

		December 31, 2022
		Carrying Amount	Fair Value
			Total	Level 1	Level 2	Level 3
Assets:	Accounts receivable — noncurrent (1)	$301	$340	$—	$—	$340
Liabilities:	Non-recourse debt	19,429	18,527	—	17,089	1,438
	Recourse debt	3,894	3,505	—	3,505	—

		December 31, 2021
		Carrying Amount	Fair Value
			Total	Level 1	Level 2	Level 3
Assets:	Accounts receivable — noncurrent (2)	$55	$117	$—	$—	$117
Liabilities:	Non-recourse debt	14,811	16,091	—	16,065	26
	Recourse debt	3,754	3,818	—	3,818	—
_____________________________
(1)These amounts primarily relate to amounts impacted by the Stabilization Fund enacted by the Chilean government, and future premium payments on a heat rate call option entered into on behalf of the Southland Energy CCGT units. The premium payments are expected to be received in 2024. These amounts are included in Other noncurrent assets in the accompanying Condensed Consolidated Balance Sheets. See Note 7—Financing Receivables for further information.
(2)These amounts primarily relate to amounts due from CAMMESA, the administrator of the wholesale electricity market in Argentina, and amounts impacted by the Stabilization Fund enacted by the Chilean government, and are included in Other noncurrent assets in the accompanying Condensed Consolidated Balance Sheets. The fair value and carrying amount of the Argentina receivables exclude VAT of $2 million as of December 31, 2021. See Note 7—Financing Receivables for further information.